Schedule of pensions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L	$ 100	$ 40	$ 100
Vivo power international services [member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L	19		11
KESW EL Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L			95
Tembo [member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L		20
Tembo Technologies Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L	69
Tembo 4x4 e-LV B.V. [Member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L	7	14
KESWSO Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L			1
VIWR AU Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L		1	19
Pension recognized [member]
IfrsStatementLineItems [Line Items]
Total Pension recognized in P&L	$ 95	$ 35	$ 126